Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2014
Prospectus Date	rr_ProspectusDate	Jun. 26, 2014
Supplement [Text Block]	jhfii_SupplementTextBlock

Emerging Markets Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and Expense example table for the Emerging Markets Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.95
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.41
Total annual fund operating expenses	2.36
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	2.35

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.35% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	338	238
3 years	735	735
5 years	1,259	1,259
10 years	2,695	2,695

Fundamental All Cap Core Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Fundamental All Cap Core Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.67
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	1.54
Total annual fund operating expenses	3.21
Contractual expense reimbursement[2]	–1.21
Total annual fund operating expenses after expense reimbursements	2.00

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	303	203
3 years	876	876
5 years	1,574	1,574
10 years	3,429	3,429

Fundamental Large Cap Value Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Fundamental Large Cap Value Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.65
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.34
Total annual fund operating expenses	1.99

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	302	202
3 years	624	624
5 years	1,073	1,073
10 years	2,317	2,317

Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Short Duration Credit Opportunities Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.70
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.34
Total annual fund operating expenses	2.04
Contractual expense reimbursement[2]	–0.04
Total annual fund operating expenses after expense reimbursements	2.00

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	303	203
3 years	636	636
5 years	1,095	1,095
10 years	2,366	2,366

| (Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
| (Emerging Markets Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.36%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,695
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,659
| (Fundamental All Cap Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
| (Fundamental All Cap Core Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.54%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.21%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	876
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,429
| (Fundamental Large Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
| (Fundamental Large Cap Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
| (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund))
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
| (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[2]	To the extent that expenses of Class C shares exceed 2.35% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.
[3]	To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.